Trade and other receivables	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade And Other Receivables [Abstract]
Disclosure of trade and other receivables [text block]
7 Trade and other receivables
As of January 1, 2018, the effects of the application of IFRS 9 and IFRS 15 are the following:
(€ million)	Trade and other receivables
Amount as of 31 December 2017	15,421
Changes in accounting policies (IFRS 9)	(427)
Changes in accounting policies (IFRS 15)	(372)
Reclassification to other current asssets (IFRS 15)	(466)
Amount as of 1 January 2018	14,156

The adoption of IFRS
9
determined an increase in the provision for doubtful accounts of  €
427
million in application of the expected loss model.

The application of IFRS 15 determined a decrease in other receivables for
€
372
million due to the fact that Eni now adopts the sales method versus the entitlement method previously adopted under the previous accounting policy as disclosed in note 3 – Changes in accounting policies.
In applying IFRS
15,
 €
466
million of assets related to lifting imbalances accounted for using the sales method have been reclassified to other current assets.
More information about the application of IFRS
9
and IFRS
15
is disclosed in note
3
 — Changes in accounting policies.

The following is the analysis of trade and other receivables:

(€ million)	December 31, 2018	December 31, 2017
Trade receivables	9,520	10,182
Receivables from divestments	122	597
Receivables from operators in E&P activities	3,024	3,369
Other receivables	1,435	1,273
	14,101	15,421
Generally, trade receivables do not bear interest and provide payment terms within 180 days.
Trade receivables decreased by
€662
million, of which
€641
 million related to the Gas & Power segment.
At December 31, 2018, Eni sold without recourse trade receivables due in 2019 for
€1,769
million (€2,051 million at December 31, 2017 due in 2018). Derecognized receivables related to the Gas & Power segment for
€1,419
million and to the Refining & Marketing and Chemical segment for
€350
million.
Receivables from divestments
decreased by €475 million due to: (i) the collection of the price installments related the sale of
 10% and 30%
interests in the Zohr asset in Egypt made in 2017 respectively to BP and Rosneft for a total amount of
€433 million.
An additional installment relating to the transaction with BP will be collected in June 2019 (€119 million); (ii) the collection for
€153
million of the third and last instalment of a receivable on the divestment of a
1.71% interest in the Kashagan project to the local partner KazMunayGas.

Amounts receivable from operators in exploration and production projects included amounts owed by partners in Nigeria for €977 million (€1,507 million at December 31, 2017). This latter comprised an amount of  €681 million in large part overdue (€713 million at December 31, 2017) owed by the Nigerian national oil company NNPC in respect of the contractual recovery of the expenditures incurred at certain projects operated by Eni. During the year, the Company recovered €140 million of the overdue amount due to the implementation of the “Repayment Agreement” agreed with the counterparty, whereby Eni is to be reimbursed through the sale of the profit oil attributable to NNPC in certain rig-less petroleum initiatives with low mineral risk. Based on Eni’s Brent price scenario, the reimbursement will be accomplished over a time horizon of three to five years. The overdue receivables are stated net of a discount factor. In addition, a receivable relating to the recovery of a disputed amount of expenditures due to the same counterpart was completely written down (€153 million at December 31, 2017).
Receivables from others comprised the recoverable value amounting to €
300
million of certain overdue trade receivables towards the state-owned oil company of Venezuela, PDVSA, in relation to gas equity volumes supplied by the joint venture Cardón IV, equally participated by Eni and Repsol. The two shareholders purchased those receivables from the venture in 2016 and in 2018. The proceeds from the sale were utilized to reimburse part of the financing loan provided by the same shareholders to fund the development of the gas project reserves. The recoverable amount of those receivables was estimated considering the lifetime expected credit losses which were evaluated based on a financial model built around empirical evidence and outcomes from a thorough review of sovereign defaults. Risks associated with the complex financial outlook of the Country and the deteriorated operating environment were appreciated in the recoverability estimation by assuming a deferral in the timing of collection of future revenues and overdue credit amounts.
Trade and other receivables stated in euro and US dollars amounted to
€7,100
million and
€6,119
million, respectively.
Credit risk exposure and expected losses relating to trade and other receivables has been prepared on the basis of internal ratings as follows:
	Performing receivables			Defaulted	Eni gas e luce
(€ million)	Low risk	Medium Risk	High Risk	receivables	customers	Total
December 31, 2018
Business customers	2,454	3,585	1,152	1,350		8,541
National Oil Companies and public administrations	1,292	157	672	2,217		4,338
Other counterparties	1,494	77	156	271	2,374	4,372
Gross amount	5,240	3,819	1,980	3,838	2,374	17,251
Allowance for doubtful accounts	(9)	(3)	(44)	(2,237)	(857)	(3,150)
Net amount	5,231	3,816	1,936	1,601	1,517	14,101
Expected loss (% net of counterpart risk mitigation factors)	0.2	0.1	2.6	62.5	36.1
Eni has classified its business customers and the associated commercial or industrial exposures based on an individual assessment of the credit and the counterparty risks. Business customers other than National Oil Companies (NOC) and public administrations, each of whom has undergone an individual credit evaluation, have assigned a probability of default calculated based on internal ratings which factor in: (i) a full assessment of each customer profitability, financial condition and liquidity and business a financial prospects on an ongoing basis; (ii) history of the contractual relationship (timeliness in invoice payment, number of claims, etc.); (iii) presence of mitigation factors of credit risk (e.g. securitization package, insurance against the credit risk, guarantee from third parties, etc.); (iv) other specialized pieces of information obtained by the Company’s business commercial function or by specialized info-providers; (v) industrial and market trends. Internal ratings and the probability of default are constantly updated by means of back-testing analysis and risk assessment of the current credit portfolio. The loss given default associated with those industrial customers is estimated by the business based on the past experience in credit recoverability; in the case of defaulting customers, loss given default is estimated based on the recovery rates obtained in situations of credit restructurings or litigation procedures.

The probability of default associated with NOCs and public administrations is estimated based on the country risk premium incorporated in the risk-adjusted weighted average cost of capital utilized by the Company to perform the impairment review of its fixed assets. The loss given default of these business partners is estimated based on historical averages of delays in collecting overdue receivables, substantially assessing the time value of money. The resulting loss given default is adjusted to factor in any existing mitigation factor. In case of particular market conditions or sovereign defaults, the expected loss associated with NOCs is re-rated based on the empirical evidence and outcomes obtained from restructuring of sovereign debts considering the specificities of trading relationships with energy companies.

Customers of Eni gas e luce have been grouped into homogeneous clusters with different credit risk and probability of default which have been estimated based on past experience on credit collection, systematically updated and, in case of particular market conditions, adjusted to take into account expected market and credit trends in any given cluster.

The exposure to credit risk and expected losses relating to customers of Eni gas e luce was assessed on the basis of a provision matrix as follows:

	Ageing
( € million)	Not-past due	from 0 to 3 months	from 3 to 6 months	from 6 to 12 months	over 12 months	Total
December 31, 2018
Customers – Eni gas e luce:
- Retail	575	49	34	64	554	1,276
- Middle	449	43	13	29	349	883
- Other	207	2	1	2	3	215
Gross amount	1,231	94	48	95	906	2,374
Allowance for doubtful accounts	(20)	(18)	(18)	(56)	(745)	(857)
Net amount	1,211	76	30	39	161	1,517
Expected loss (%)	1.6	19.1	37.5	58.9	82.2	36.1
Trade and other receivables are stated net of the valuation allowance for doubtful accounts which has been determined considering the counterparty risk mitigation factors amounting to €
3,072
million:
(€ million)	Trade and other receivables
Carrying amount at December 31, 2017	2,639
Changes in accounting policies (IFRS 9)	427
Carrying amount at January 1, 2018	3,066
Additions on trade and other performing receivables	126
Additions on trade and other defaulted receivables	372
Deductions on trade and other performing receivables	(189)
Deductions on trade and other defaulted receivables	(532)
Other changes	307
Carrying amount at December 31, 2018	3,150
Carrying amount at December 31, 2016	2,303
Additions	927
Deductions	(454)
Other changes	(137)
Carrying amount at December 31, 2017	2,639

Additions to allowance for doubtful accounts on trade and other performing receivables related for €
108
million to the Gas & Power segment, particularly in the retail business.

Additions to allowance for doubtful accounts on trade and other defaulted receivables related for €
291
million to the Exploration & Production segment and in connection with receivables for the supply of equity hydrocarbons to State-owned companies and other commercial partners.

Utilizations of allowance for doubtful accounts on trade and other performing and defaulted receivables amounted to €
721
million and mainly related to the Gas & Power segment for €
613
million, in particular utilizations against charges of  €
579
million mainly in the retail business. The mitigation measures regarding the counterparty risk executed by the Company, including better customer selection, allowed to reduce the incidence of unpaid amounts on retail sales of gas and power to physiological levels.

Net (impairment losses) reversals of trade and other receivables are disclosed as follows:

(€ million)	2018
Net (impairment losses) reversals of trade and other receivables
New or increased provisions	(498)
Credit losses	(37)
Reversal of unutilized provisions	120
(415)

With reference the receivables for the year
2017
stated according to the valuation criteria in force before the application of IFRS
9
“Financial instruments”, the analysis of the
2017
ageing of trade and other receivables was as follows:

	December 31, 2017
(€ million)	Trade receivables	Other receivables
Neither impaired nor past due	8,800	4,604
Impaired (net of the valuation for doubtful accounts)	567	31
Not impaired and past due:
- within 90 days	478	21
- from 3 to 6 months	46	9
- from 6 to 12 months	147	202
- over 12 months	144	372
	815	604
	10,182	5,239
Because of the short-term maturity and conditions of remuneration of trade and other receivables, the fair value approximated the carrying amount.
Receivables with related parties are disclosed in note 36 — Transactions with related parties.